BALANCES AND TRANSACTIONS WITH RELATED PARTIES	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 6:- BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with related parties:

	June 30,	December 31,
	2014	2013
	Unaudited

Other accounts payable and accrued expenses:
DBSI (see note 3e(1))	$53	$53

b.	Transactions with related parties:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2014	2013	2014	2013	2013

	Unaudited

Sales to affiliate	$-	$361	$-	$232	$596
Management fees to DBSI (see Note 3e(1))	$90	$90	$45	$45	$180